Stockholders' Deficit - Summary of Warrant Activities (Details) - Warrants [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Warrants Balance Outstanding Beginning	3,649,861	1,648,570
Number of Warrants Granted	28,927,200	3,254,685	1,648,570
Number of Warrants Increase in warrants related to price protection	602,626,403	395,176
Cashless exercise of warrants for Series D preferred	(423,159,293)
Number of Warrants Exercised	(157,297,448)
Number of Warrants Balance Outstanding Ending	54,746,723	3,649,861	1,648,570
Number of Warrants Exercisable Ending Balance	54,746,723	3,649,861
Weighted Average Exercise Price Balance Outstanding Beginning	$ 2.41	$ 0.00
Weighted Average Exercise Price Granted	0.070	2.40	0.00
Weighted Average Exercise Price Increase in warrants related to price protection	0.006	2.50
Cashless exercise of warrants for Series D preferred	0.006
Weighted Average Exercise Price Exercised	0.006
Weighted Average Exercise Price Balance Outstanding Ending	0.018	2.41	$ 0.00
Weighted Average Exercise Price Exercisable Ending Balance	$ 0.018	$ 2.41
Weighted Average Remaining Contractual Term (Years) Balance Outstanding Beginning	4 years 7 months 28 days	1 year 5 months 20 days	0 years
Weighted Average Remaining Contractual Term (Years) Balance Outstanding Ending	4 years 3 months 29 days	4 years 7 months 28 days	1 year 5 months 20 days
Weighted Average Remaining Contractual Term (Years) Exercisable Ending Balance	4 years 3 months 29 days	4 years 7 months 28 days
Aggregate Intrinsic Value Balance Outstanding Beginning	$ 311,070
Aggregate Intrinsic Value Balance Outstanding Ending	154,908	311,070
Aggregate Intrinsic Value Exercisable Ending Balance	$ 154,908	$ 311,070